Deconsolidation Of A Subsidiary - Additional Information (Detail)						1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2011 Third Party Shanghai Juxin Network Technology Co Ltd USD ($)	Jan. 31, 2011 Third Party Shanghai Juxin Network Technology Co Ltd CNY	Feb. 28, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd CNY	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd CNY	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd USD ($)	Feb. 28, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd Before deconsolidation	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd Before deconsolidation	Feb. 28, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd After deconsolidation	Jan. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd Shanghai Juxin Network Technology Co Ltd After deconsolidation	Feb. 28, 2011 Individual Shanghai Juxin Network Technology Co Ltd USD ($)	Feb. 28, 2011 Individual Shanghai Juxin Network Technology Co Ltd CNY
Noncontrolling Interest [Line Items]
Equity Method Investments	$ 55,831,872	351,400,224	35,125,945	$ 476,652	3,000,000		6,128,039	$ 973,647					$ 158,884	1,000,000
Percentage of equity acquired				17.65%	17.65%
Percentage of shareholding/ownership									51.00%	50.98%	40.80%	41.98%
Recognized gain from deconsolidation						0	4,993,146	793,331
Retained equity interest after deconsolidation							1,134,893	$ 180,316